CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Other components of equity [Member]	Other comprehensive income associated with assets held for sale [Member]	Treasury stock [Member]	Toyota Motor Corporation shareholders' equity [Member]	Non-controlling interests [Member]
Beginning balance at Mar. 31, 2023	¥ 29,264,213	¥ 397,050	¥ 498,728	¥ 28,343,296	¥ 2,836,195		¥ (3,736,562)	¥ 28,338,706	¥ 925,507
Comprehensive income
Net income	5,071,421			4,944,933				4,944,933	126,488
Other comprehensive income, net of tax	2,117,103				2,054,895			2,054,895	62,208
Total comprehensive income	7,188,523			4,944,933	2,054,895			6,999,828	188,696
Transactions with owners and other
Dividends paid	(970,506)			(880,197)				(880,197)	(90,309)
Repurchase of treasury stock	(231,069)						(231,069)	(231,069)
Reissuance of treasury stock	911		263				649	911
Equity transactions and other	(12,735)		(7,188)					(7,188)	(5,546)
Total transactions with owners and other	(1,213,398)		(6,926)	(880,197)			(230,420)	(1,117,543)	(95,856)
Reclassification to retained earnings				387,334	(387,334)
Ending balance at Mar. 31, 2024	35,239,338	397,050	491,802	32,795,365	4,503,756		(3,966,982)	34,220,991	1,018,347
Comprehensive income
Net income	4,789,755			4,765,086				4,765,086	24,670
Other comprehensive income, net of tax	(746,031)				(753,264)			(753,264)	7,233
Total comprehensive income	4,043,724			4,765,086	(753,264)			4,011,822	31,903
Transactions with owners and other
Dividends paid	(1,259,560)			(1,132,329)				(1,132,329)	(127,232)
Repurchase of treasury stock	(1,179,043)						(1,179,043)	(1,179,043)
Reissuance of treasury stock	2,222		1,356				866	2,222
Retirement of treasury stock			(1,953)	(727,264)			729,217
Equity transactions and other	32,232		1,163					1,163	31,069
Total transactions with owners and other	(2,404,149)		567	(1,859,593)			(448,961)	(2,307,987)	(96,162)
Reclassification to retained earnings				140,359	(140,359)
Ending balance at Mar. 31, 2025	36,878,913	397,050	492,368	35,841,218	3,610,133		(4,415,943)	35,924,826	954,088
Comprehensive income
Net income	3,985,761			3,848,098				3,848,098	137,664
Other comprehensive income, net of tax	1,529,944				1,459,998			1,459,998	69,946
Total comprehensive income	5,515,705			3,848,098	1,459,998			5,308,095	207,610
Transactions with owners and other
Dividends paid	(1,364,389)			(1,238,974)				(1,238,974)	(125,416)
Repurchase of treasury stock	(39,975)						(39,975)	(39,975)
Reissuance of treasury stock	1,866		1,358				508	1,866
Equity transactions and other	27,948		(36,984)					(36,984)	64,932
Total transactions with owners and other	(1,374,550)		(35,626)	(1,238,974)			(39,467)	(1,314,067)	(60,483)
Reclassification to retained earnings				259,516	(259,516)
Transfer to other comprehensive income associated with assets held for sale					(266,596)	¥ 266,596
Ending balance at Mar. 31, 2026	¥ 41,020,068	¥ 397,050	¥ 456,742	¥ 38,709,858	¥ 4,544,019	¥ 266,596	¥ (4,455,410)	¥ 39,918,854	¥ 1,101,214